Oakhurst Short Duration High Yield Credit Fund
Schedule of Investments
as of May 31, 2024 (Unaudited)

CORPORATE BONDS - 93.1%	Par	Value
Communications - 2.6%
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 3.95%, 01/15/2025	438,000	$405,698
Uber Technologies, Inc., 6.25%, 01/15/2028 (a)	515,000	515,365
		921,063

Consumer Discretionary - 16.7%
Caesars Entertainment, Inc., 8.13%, 07/01/2027 (a)	560,000	570,755
Carnival Corp., 7.63%, 03/01/2026 (a)	695,000	699,174
Garda World Security Corp., 4.63%, 02/15/2027 (a)	515,000	489,728
GEO Group, Inc., 8.63%, 04/15/2029 (a)	250,000	257,462
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd., 5.75%, 01/20/2026 (a)(b)	500,000	461,496
MGM Resorts International, 5.50%, 04/15/2027	625,000	615,220
NCL Corp. Ltd., 3.63%, 12/15/2024 (a)	512,000	505,337
Prime Security Services Borrower LLC / Prime Finance, Inc., 5.75%, 04/15/2026 (a)	520,000	515,949
Rakuten Group, Inc., 11.25%, 02/15/2027 (a)	500,000	527,950
United Airlines 2020-1 Class B Pass Through Trust, Series B, 4.88%, 01/15/2026	529,200	520,127
White Cap Parent LLC, 8.25% (9.00% PIK), 03/15/2026 (a)	750,000	741,332
		5,904,530

Consumer Staples - 3.9%
B&G Foods, Inc., 5.25%, 09/15/2027 (b)	750,000	689,046
Energizer Holdings, Inc., 6.50%, 12/31/2027 (a)	708,000	702,679
		1,391,725

Energy - 15.8%
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.75%, 03/01/2027 (a)	585,000	577,417
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 7.00%, 11/01/2026 (a)	693,000	693,598
Encino Acquisition Partners Holdings LLC, 8.50%, 05/01/2028 (a)	500,000	511,501
Energy Transfer LP, 5.63%, 05/01/2027 (a)	495,000	493,821
Howard Midstream Energy Partners LLC, 6.75%, 01/15/2027 (a)	723,000	724,225
New Fortress Energy, Inc., 6.50%, 09/30/2026 (a)	685,000	645,094
Phillips 66 Partners LP
2.45%, 12/15/2024	20,000	19,564
3.61%, 02/15/2025	679,000	668,662
3.55%, 10/01/2026	5,000	4,678
3.75%, 03/01/2028	73,000	66,460
SM Energy Co., 6.63%, 01/15/2027	663,000	659,411
Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 9.50%, 10/15/2026 (a)(c)	500,000	513,393
		5,577,824

Financials - 30.3%
Acrisure LLC / Acrisure Finance, Inc., 10.13%, 08/01/2026 (a)(b)	675,000	696,020
BGC Group, Inc., 8.00%, 05/25/2028	500,000	526,306
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL, 5.75%, 05/15/2026 (a)	593,000	582,503
Burford Capital Global Finance LLC, 6.25%, 04/15/2028 (a)	750,000	729,309
First-Citizens Bank & Trust Co., 2.97% to 09/27/2024 then 3 mo. Term SOFR + 1.72%, 09/27/2025	380,000	375,822
Fly Leasing Ltd., 7.00%, 10/15/2024 (a)	750,000	748,260
Fortress Transportation and Infrastructure Investors LLC, 9.75%, 08/01/2027 (a)	375,000	385,891
Global Aircraft Leasing Co. Ltd., 6.50% (7.25% PIK), 09/15/2024 (a)	505,000	480,835
HUB International Ltd., 5.63%, 12/01/2029 (a)	730,000	677,705
Jefferson Capital Holdings LLC, 6.00%, 08/15/2026 (a)	550,000	544,897
MBIA, Inc., 7.00%, 12/15/2025	675,000	671,821
Midcap Financial Issuer Trust, 6.50%, 05/01/2028 (a)	750,000	699,657
Navient Corp., 5.00%, 03/15/2027	530,000	503,398
New York Community Bancorp, Inc., 8.38% (3 mo. Term SOFR + 3.04%), 11/06/2028	543,000	490,894
PRA Group, Inc., 7.38%, 09/01/2025 (a)	500,000	502,488
Rithm Capital Corp., 6.25%, 10/15/2025 (a)	675,000	669,543
StoneX Group, Inc., 8.63%, 06/15/2025 (a)	700,000	700,871
United Wholesale Mortgage LLC, 5.50%, 11/15/2025 (a)	493,000	488,842
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 10.50%, 02/15/2028 (a)	250,000	250,229
		10,725,291

Health Care - 2.8%
CHS/Community Health Systems, Inc., 5.63%, 03/15/2027 (a)	270,000	255,844
Prime Healthcare Services, Inc., 7.25%, 11/01/2025 (a)	736,000	739,047
		994,891

Industrials - 5.0%
Bombardier, Inc., 7.88%, 04/15/2027 (a)	498,000	498,842
Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 02/01/2026 (a)	720,000	711,367
RXO, Inc., 7.50%, 11/15/2027 (a)	550,000	562,804
		1,773,013

Materials - 4.1%
Arsenal AIC Parent LLC, 11.50%, 10/01/2031 (a)	510,000	569,648
Clearwater Paper Corp., 4.75%, 08/15/2028 (a)	725,000	680,336
First Quantum Minerals Ltd., 9.38%, 03/01/2029 (a)	200,000	209,045
		1,459,029

Technology - 9.5%
Cloud Software Group, Inc., 6.50%, 03/31/2029 (a)	533,000	505,855
Gen Digital, Inc., 6.75%, 09/30/2027 (a)	645,000	650,636
MicroStrategy, Inc., 6.13%, 06/15/2028 (a)	250,000	239,246
Ricoh USA, Inc., 6.75%, 12/01/2025	700,000	671,156
Sabre GLBL, Inc., 11.25%, 12/15/2027 (a)	710,000	689,440
Xerox Holdings Corp., 5.00%, 08/15/2025 (a)	600,000	588,064
		3,344,397

Utilities - 2.4%
Elwood Energy LLC, 8.16%, 07/05/2026	602,872	536,557
NSG Holdings LLC / NSG Holdings, Inc., 7.75%, 12/15/2025 (a)	292,086	291,496
		828,053
TOTAL CORPORATE BONDS (Cost $32,896,460)		32,919,816

ASSET-BACKED SECURITIES - 1.8%	Par	Value
United Airlines, Inc., Series 2016-1B, 3.65%, 01/07/2026	656,250	631,442
TOTAL ASSET-BACKED SECURITIES (Cost $610,784)		631,442

CONVERTIBLE BONDS - 1.7%	Par	Value
Financials - 1.7%
PennyMac Corp., 5.50%, 11/01/2024	590,000	584,838
TOTAL CONVERTIBLE BONDS (Cost $587,543)		584,838

SHORT-TERM INVESTMENTS - 4.5%
Investments Purchased with Proceeds from Securities Lending - 4.1%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 5.52%(d)	1,444,249	1,444,249

Money Market Funds - 0.4%	Shares
Invesco Treasury Portfolio - Class Institutional, 5.24%(d)	156,547	156,547
TOTAL SHORT-TERM INVESTMENTS (Cost $1,600,796)		1,600,796

TOTAL INVESTMENTS - 101.1% (Cost $35,695,583)		$35,736,892
Liabilities in Excess of Other Assets - (1.1)%		(373,359)
TOTAL NET ASSETS - 100.0%		$35,363,533

Percentages are stated as a percent of net assets.

PIK - Payment in Kind
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of May 31, 2024, the value of these securities total $25,494,996 or 72.1% of the Fund’s net assets.

(b)	All or a portion of this security is on loan as of May 31, 2024. The total market value of these securities was $1,414,183 which represented 4.0% of net assets.
(c)	Step coupon bond. The rate disclosed is as of May 31, 2024.
(d)	The rate shown represents the 7-day effective yield as of May 31, 2024.

PORTFOLIO VALUATION - The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sales price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. Forward currency exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the RBB, Fund, Inc.’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS - The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

Level 1 -	Prices are determined using quoted prices in active markets for identical securities.
Level 2 -	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 -	Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of Returns the end of the date range, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	–	32,919,816	–	32,919,816
Asset-Backed Securities	–	631,442	–	631,442
Convertible Bonds	–	584,838	–	584,838
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	1,444,249
Money Market Funds	156,547	–	–	156,547
Total Investments	156,547	34,136,096	–	35,736,892

Refer to the Schedule of Investments for additional information.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended May 31, 2024, the Fund had no Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent annual report or prospectus filed with the Securities and Exchange Commission.